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                                             MetLife Investors Insurance Company
                                                        5 Park Plaza, Suite 1900
                                                                Irvine, CA 92614

October 31, 2005

VIA EDGAR
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Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

     Re:  MetLife Investors Variable Annuity Account One
          File No. 333-34741 / 811-05200
          Rule 497(j) Certification
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Commissioners:

     On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus supplement dated November 1, 2005 to the May 1, 2005 Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the prospectus supplement to the Prospectus contained in Post-Effective Amendment No. 17 to the Registration Statement for the Account filed electronically with the Commission on October 24, 2005.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company